UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1.      REPORT TO STOCKHOLDERS.

      The Semi Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)
April 30, 2008

SMASh SERIES MEC PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 75.3%

	Arizona — 3.5%
$500,000	Salt Verde, AZ Financial Corp., Gas Revenue, 5.000% due 12/1/37	$447,920

	California — 11.5%
500,000	California Housing Finance Agency Revenue, Home Mortgage,
	4.800% due 8/1/37 (a)	446,025
	California Statewide CDA Revenue:
500,000	Insured Health Facility L.A., Jewish Home, CA Mortgage Insurance,
	5.000% due 11/15/28	491,800
500,000	St. Joseph Health System, FGIC, 5.750% due 7/1/47	523,455

	Total California	1,461,280

	Colorado — 2.4%
300,000	Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne
	Mountain Charter Academy, 5.250% due 6/15/25	299,646

	Florida — 8.0%
500,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	508,345
500,000	Orlando, FL, Tourist Development Tax Revenue, 5.750% due 11/1/38	512,075

	Total Florida	1,020,420

	Georgia — 3.9%
500,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp.,
	Scherer Project, 4.625% due 4/1/10 (b)(c)	498,905

	Illinois — 5.8%
	Illinois Finance Authority:
500,000	Revenue, Alexian, FSA, 5.500% due 1/1/28	526,590
250,000	Student Housing Revenue, Refunding, Educational Advancement Fund
	Inc., 5.250% due 5/1/34	208,860

	Total Illinois	735,450

	Indiana — 5.2%
305,000	Indiana Health & Educational Facilities Financing Authority Revenue,
	St. Francis, FSA, 5.250% due 11/1/29	310,935
335,000	Indianapolis, IN, Gas Utility Revenue, Second Lien, 5.250% due 8/15/27	345,171

	Total Indiana	656,106

	Kentucky — 4.0%
500,000	Kentucky State Municipal Power Agency, Power System Revenue,
	Prairie State Project, MBIA, 5.250% due 9/1/42	505,470

	Massachusetts — 1.6%
200,000	Massachusetts State, HEFA Revenue, Partners Healthcare System Inc.,
	5.000% due 7/1/20	204,544

	Michigan — 2.0%
250,000	Michigan State, Housing Development Authority, Rental Housing Revenue,
	5.300% due 10/1/26 (a)	251,575

See Notes to Financial Statements.

18 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

SMASh SERIES MEC PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	New York — 5.8%
$200,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing
	Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	$197,404
500,000	New York City, NY, TFA, Future Tax Secured, 5.250% due 8/1/12	544,860

	Total New York	742,264

	Oklahoma — 4.2%
500,000	Tulsa County, OK, Industrial Authority Health Care Revenue, Saint Francis
	Health Systems, 5.000% due 12/15/16	533,470

	Pennsylvania — 8.9%
1,000,000	Pennsylvania State, GO, FSA, 5.375% due 7/1/20	1,132,320

	South Carolina — 4.0%
500,000	South Carolina Transportation Infrastructure Bank Revenue, AMBAC,
	5.000% due 10/1/29	508,670

	Tennessee — 3.0%
400,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 2/1/23	380,316

	Texas — 1.5%
200,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	197,302

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $9,471,718)	9,575,658

SHORT-TERM INVESTMENTS — 23.3%

	Alaska — 0.8%
100,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc.
	Project, 2.600%, 5/1/08 (d)	100,000

	Arizona — 3.9%
500,000	Arizona Health Facilities Authority Revenue, Banner Health Systems,
	AMBAC, 4.110%, 5/7/08 (d)	500,000

	California — 3.9%
500,000	Los Angeles County, CA, MTA Revenue, Capital Grant Receipt Goldline,
	FGIC, 4.000%, 5/1/08 (d)	500,000

	Idaho — 0.8%
100,000	Idaho Health Facility Authority Revenue, St. Lukes Regional Medical
	Center Project, FSA, SPA-Bayerische Landesbank, 2.680%, 5/1/08 (d)	100,000

	Illinois — 2.4%
300,000	Illinois Development Finance Authority, PCR, Amoco Oil Co. Project,
	2.600%, 5/1/08 (d)	300,000

	Missouri — 0.8%
100,000	Missouri State HEFA, Washington University, 2.630%, 5/1/08 (d)	100,000

	Nevada — 3.9%
500,000	Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC, 2.550%, 5/1/08 (d)	500,000

	New York — 3.9%
500,000	New York City, NY, TFA Revenue, Future Tax Secured, 3.250%, 5/1/08 (d)	500,000

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 19

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES MEC PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Texas — 1.3%
$155,000	Texas Water Development Board Revenue, Refunding, Subordinated
	Lien A, SPA-JPMorgan Chase, 2.750%, 5/1/08 (d)	$155,000

	Utah — 1.6%
200,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc.,
	SPA-JPMorgan Chase, 2.650%, 5/1/08 (d)	200,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $2,955,000)	2,955,000

	TOTAL INVESTMENTS — 98.6% (Cost — $12,426,718#)	12,530,658
	Other Assets in Excess of Liabilities — 1.4%	178,735

	TOTAL NET ASSETS — 100.0%	$12,709,393

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation — Insured Bonds
CDA	—	Community Development Authority
FGIC	—	Financial Guaranty Insurance Company — Insured Bonds
FSA	—	Financial Security Assurance — Insured Bonds
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation — Insured Bonds
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority

See Notes to Financial Statements.

20 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

SMASh SERIES MEC PORTFOLIO

SUMMARY OF INVESTMENTS BY INDUSTRY* (unaudited)

Other Revenue	29.3%
Electric	14.6
Hospitals	10.3
State General Obligation	9.0
Transportation	8.1
Housing	5.6
Industrial Development	4.8
Special Tax	4.3
Local General Obligation	4.0
Education	3.2
Pollution Control	2.4
Life Care Systems	1.6
Leasing	1.6
Water & Sewer	1.2

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of April 30, 2008 and are subject to change.

RATINGS TABLE† (April 30, 2008) (unaudited)

S&P/Moody’s‡
AAA/Aaa	47.0%
AA/ Aa	22.2
A	14.4
A-1/VMIG1	11.6
NR	3.1
BBB/Baa	1.7

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary.

See pages 22 and 23 for definitions of ratings.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 21

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C,	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

22 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

B	—

Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s and Moody’s.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess over-whelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 23

Statement of assets and liabilities (unaudited)
SMASh Series MEC Portfolio
April 30, 2008

ASSETS:
Investments, at value (Cost — $12,426,718)	$12,530,658
Cash	79,498
Interest receivable	108,945
Receivable from investment manager	4,616

Total Assets	12,723,717

LIABILITIES:
Accrued expenses	14,324

Total Liabilities	14,324

TOTAL NET ASSETS	$12,709,393

REPRESENTED BY:
Capital	$12,709,393

See Notes to Financial Statements.

24 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
SMASh Series MEC Portfolio
For the Period Ended April 30, 2008†

INVESTMENT INCOME:
Interest	$182,637

EXPENSES:
Audit and tax	10,909
Custody fees	5,503
Legal fees	794
Trustees’ fees	30
Miscellaneous expenses	1,352

Total Expenses	18,588
Less: Fee waivers and/or expense reimbursements (Note 2)	(18,574)
Fees paid indirectly (Note 1)	(14)

NET INVESTMENT INCOME	$182,637

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Notes 1 and 3):
Net Realized Gain from Investment Transactions	21,985
Change in Net Unrealized Appreciation/Depreciation From Investments:	103,940

NET GAIN ON INVESTMENTS	125,925

INCREASE IN NET ASSETS FROM OPERATIONS	$308,562

† For the period December 13, 2007 (inception date) to April 30, 2008.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 25

Statement of changes in net assets
SMASh Series MEC Portfolio

FOR THE PERIOD ENDED APRIL 30, 2008† (unaudited)

OPERATIONS:
Net investment income	$182,637
Net realized gain	21,985
Change in net unrealized appreciation/depreciation	103,940

Increase in Net Assets From Operations	308,562

CAPITAL TRANSACTIONS:
Proceeds from contributions	12,567,491
Value of withdrawals	(166,660)

Increase in Net Assets From Capital Transactions	12,400,831

INCREASE IN NET ASSETS	12,709,393

NET ASSETS:
Beginning of period	—

End of period	$12,709,393

† For the period December 13, 2007 (inception date) to April 30, 2008.

See Notes to Financial Statements.

26 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

Financial highlights

SMASh Series MEC Portfolio

FOR THE YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
2008[1]

NET ASSETS, END OF PERIOD (000s)	$12,709

Total return[2]	2.48%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3,5]	0.41%
Net expenses[4,5,6,7]	0.00
Net investment income[5]	4.01

PORTFOLIO TURNOVER RATE	38%

[1]	For the period December 13, 2007 (inception date) to April 30, 2008 (unaudited).

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Portfolio’s manager or subadviser. All operating expenses of the Portfolio were reimbursed by the manager, due to an expense reimbursement agreement between the Portfolio and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separate managed account sponsor.

[4]	There was no impact to the expense ratio as a result of fees paid indirectly.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.00%.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series MEC Portfolio (the “Portfolio”), is a separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

28 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadviser do not charge management fees to the Portfolio. However, the Portfolio is an integral part of a separately managed account program, and the Portfolio’s manager and subadviser will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.066% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund.

During the period ended April 30, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $18,574.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$12,101,546

Sales	2,645,888

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$207,401

Gross unrealized depreciation	(103,461)

Net unrealized appreciation	$103,940

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

“Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint.

The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

30 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

SMASh Series MEC Portfolio 2008 Semi-Annual Report | 31

Notes to financial statements (unaudited) continued

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

32 | SMASh Series MEC Portfolio 2008 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the SMASh Series MEC Portfolio, a series of the Trust (the “Portfolio”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Portfolio.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Portfolio’s placement agent, as well as the management, sub-advisory and placement agency and distribution arrangements for the Portfolio and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Portfolio is a “master fund” in a “master-feeder” structure, whereby each “feeder fund” has the same investment objective and policies as the Portfolio and invests substantially all of its assets in the Portfolio. The presentation made to the Board encompassed the Portfolio and all funds for which the Board has responsibility, including the following feeder fund in the Portfolio (the “Feeder Fund”): SMASh Series MEC Fund, a series of Legg Mason Partners Institutional Trust. The Board also noted that as of the date of the Meeting, the Portfolio had not commenced operations. The discussion below covers both the advisory and the administrative functions that, as of the date of the Meeting, were expected to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions that were expected to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

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Board approval of management and subadvisory agreements (unaudited) continued

Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. The Board noted information that it had previously received that related to the services expected to be rendered by the Manager in its management of the Portfolio’s affairs and the Manager’s role in coordinating the activities of the Portfolio’s other service providers. The Board’s evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including other funds in the SMASh series of funds, relating to the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board reviewed information received from the Manager and the Subadviser regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Portfolio’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the expected division of responsibilities between the Manager and the Subadviser and the expected oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

34 | SMASh Series MEC Portfolio

Portfolio performance

The Board noted that, as of the date of the Meeting, neither the Portfolio nor the Feeder Fund had any performance history.

Management fees and expense ratios

The Board noted that the contractual management fee for each of the Portfolio and the Feeder Fund is zero. The Board also recognized that the Manager had agreed to pay all expenses of the Portfolio, except brokerage, taxes and extraordinary expenses. The Board recognized that shareholders of the Feeder Fund will be participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Portfolio. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Management also discussed with the Board the Portfolio’s placement agency arrangements and the distribution arrangements of the Feeder Fund. The Board noted that beneficial interests in the Portfolio will be issued solely in private placement transactions that will not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended, and that the placement agent for the Portfolio will receive no compensation for serving in that capacity.

Manager profitability

The Board received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The Board considered that neither the Portfolio nor the Feeder Fund has a contractual management fee payable by the Portfolio or the Feeder Fund, respectively, and it recognized that the Manager had agreed to pay all expenses of the Portfolio and the Feeder Fund, except brokerage, taxes and extraordinary expenses. The profitability of the Manager and its affiliates was considered by the Board and determined not excessive in light of the nature, extent and quality of the services to be provided to the Portfolio and the type of fund.

Economies of scale

The Board noted that at the time of the Meeting, the separately managed account programs of which the Feeder Fund is a part are relatively new and that

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Board approval of management and subadvisory agreements (unaudited) continued

neither the Portfolio nor the Feeder Fund had commenced operations. The Board also noted that the Manager has agreed to pay the Portfolio’s ordinary operating expenses, other than brokerage, taxes and extraordinary expenses, but considered that as assets in the Portfolio grow, the Manager may realize economies of scale.

The Board determined that the management fee structure for the Portfolio was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits expected to be received by the Manager, the Subadviser and their affiliates as a result of their proposed relationship with the Portfolio, including their ability to leverage the services of investment personnel that manage other funds and the possibility of earning float income on sales orders and redemption amounts.

In light of the expected costs of providing investment management and other services to the Portfolio and the expected ongoing commitment of the Manager and the Subadviser to the Portfolio, the Board considered that the ancillary benefits that the Manager and its affiliates expected to receive were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Portfolio’s shareholders and approved the continuation of such agreements for another year.

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ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half year (the registrant’s second fiscal half year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a) (1)	Not applicable.

Exhibit 99.CODE ETH

	(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: June 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: June 27, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: June 27, 2008